Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2017
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17.- Trade payables and other current liabilities

Trade payable and other current liabilities as of December 31, 2017 and 2016 are as follows:

	Balance as of December 31,
Item	2017	2016
Trade accounts payables	107,662	121,527
Down payments from clients	6,466	6,153
Suppliers of concessional assets current	236	380
Liberty (see Note 16)	-	21,461
Other accounts payable	40,780	10,984
Total	155,144	160,505

Trade accounts payables mainly relate to the operating and maintenance of the plants.

Nominal values of Trade payable and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.

Other account payable primarily include subordinated debt of Mojave with Abener Teyma Mojave General Partnership (Abener), a related party, with maturity date on October 2018. The repayment will occur if certain technical conditions are fulfilled.